Promissory Note (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 15, 2020
Promissory Note [Abstract]
Company issued promissory note		$ 5.0
Percentage interest payable		7.00%
Repayment of principal	$ 2.5